Other Gains and Losses - Summary of Other Gains and Losses, Net (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Gain (loss) on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$ (989.1)	$ (32.3)
Available-for-sale financial assets			$ 89.8	$ 33.2
Gain (loss) on disposal of investments accounted for using equity method, net				(260.0)
Gain (loss) from disposal of subsidiaries			17.3	(36.1)
Net gain (loss) on financial instruments at FVTPL
Held for trading			2,253.7	467.1
Mandatorily measured at FVTPL	(2,293.9)
Designated as at FVTPL			131.0	(37.4)
Gain (loss) arising from fair value hedges, net	(2.3)		(30.3)	16.9
Impairment loss on financial assets
Available-for-sale financial assets			(29.6)	(122.2)
The reversal of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	2.0
Financial assets at amortized cost	0.4
Other gains (losses), net	(127.9)		385.5	134.4
Other gains and losses	$ (3,410.8)	$ (111.4)	$ 2,817.4	$ 195.9